Taxation - Schedule of Taxes on items Recognized in other Comprehensive loss or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on remeasurement on defined benefit pension plans	$ 58	$ 17
Deferred tax (benefit) expense on share of other comprehensive (loss) income in equity method investments	(23)	36
Employee benefits [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on remeasurement on defined benefit pension plans	58	17
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax benefit on share-based payments	(21)	(3)
Current tax benefit on share-based payments	$ (18)	$ (11)